Flight equipment held for sale (Details) $ in Thousands	Dec. 31, 2021 USD ($) aircraft	Dec. 31, 2020 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net book value of flight equipment held for sale	$ 304,362	$ 0
Flight equipment held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of aircraft held for sale | aircraft	13
Net book value of flight equipment held for sale	$ 304,400
Maintenance and security deposit received from the lessee to be assumed by the buyers of the aircraft	$ 16,400